Acquisitions (Narrative) (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended				6 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2009 Keymail Marketing Ltd.	Mar. 31, 2010 CoTweet, Inc.	Dec. 31, 2011 CoTweet, Inc.	Dec. 31, 2010 CoTweet, Inc.	Mar. 31, 2010 CoTweet, Inc. Series D Preferred Stock [Member]	Mar. 31, 2010 CoTweet, Inc. Common Stock [Member]	Mar. 31, 2010 CoTweet, Inc. Restricted Common Stock [Member]	Aug. 31, 2010 mPath Global Pty Ltd.	Jun. 30, 2012 mPath Global Pty Ltd.	Aug. 31, 2011 Frontier Technologia, Ltda.	Jun. 30, 2012 Frontier Technologia, Ltda.	Aug. 31, 2011 Frontier Technologia, Ltda. Restricted Common Stock [Member]
Net of cash acquired	$ 806,000		$ 2,710,000	$ 5,814,000	$ 973,000	$ 1,600,000	$ 15,800,000								$ 5,400,000
Acquisition-related costs						200,000	200,000						100,000		100,000
Issuance of shares										374,125	3,974	691,428					41,966
Issuance of stock, price per share										$ 11.21	$ 5.61	$ 5.61					$ 9.59
Restricted common stock vests												1/24					One year
Cash contingent consideration								1,900,000	500,000
Acquired assets and liabilities													2,000,000
Cash contingent consideration														500,000
Escrow due																$ 800,000